1900 K Street, NW
Washington, DC 20006-1110
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www.dechert.com

SHAYNA GILMORE

shayna. gilmore@dechert.com
+1 202 261 3362 Direct
+1 202 261 3091 Fax

March 4, 2022

Via Edgar

U.S. Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, N.E.
Washington, D.C. 20549

Re:	HSBC Funds (File Nos. 033-07647 and 811-04782) (the “Registrant”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”), we hereby certify on behalf of the Registrant that: (i) the respective form of Prospectuses and Statements of Additional Information for each of the HSBC U.S. Government Money Market Fund, HSBC U.S. Treasury Money Market Fund, HSBC ESG Prime Money Market Fund, HSBC Opportunity Fund and HSBC Opportunity Fund (Class I) that the Registrant would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 285, which was filed on February 28, 2022; and (ii) the text of Post-Effective Amendment No. 285 was filed electronically on February 28, 2022.

No fee is required in connection with this filing. Please direct any questions concerning the filing to me at 202.261.3362.

Very truly yours,

/s/ Shayna Gilmore

Shayna Gilmore